Significant Accounting Judgements, Estimates and Assumptions	12 Months Ended
Dec. 31, 2020
Significant Accounting Judgements, Estimates and Assumptions
Significant Accounting Judgements, Estimates and Assumptions

Note 2 Significant Accounting Judgements, Estimates and Assumptions

The preparation of the Group’s consolidated financial statements in accordance with IFRS requires management to make judgements, estimates and assumptions that affect the recorded amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

Judgements, estimates and assumptions are evaluated on an ongoing basis. Changes in judgements, estimates and assumptions are recognized in the period the change has occurred if the change only affects that period, and future periods if the change affects both the current period and future periods.

Purchase Price Allocation

The valuation of identifiable assets and liabilities in connection with the acquisition of subsidiaries involves that items in the acquired company’s balance sheet as well as items that have not been recognized in the acquired company’s balance sheet should be valued at fair value. The valuation of NOX platform is based on the Multiple Excess Earnings Method (MEEM).

Intangible Assets

The Group’s intangible assets are essentially attributable to the Group acquiring the rights to the NOX platform and the vaccine platform (SIIL agreement), as well as goodwill in connection with the acquisition of Genkyotex SA. In addition, to the previous in-licensing agreement of Budenofalk 3mg oral capsule from the German pharmaceutical company Dr Falk Pharma GmbH. For goodwill and intangible assets not yet available for use the Group assesses for impairment at each reporting date based on their recoverable amounts, including key assumptions such as the timing of potential commercialization, market size, market share, probability of reaching the market and the discount rates. See below and Note 16 Intangible Assets and Impairment Testing.

Goodwill and intangible assets, not yet available for use

The Group conducts impairment testing, at least annually, for goodwill and intangible assets, not yet available for use, in accordance with the policy described in Note 1 Significant Accounting Policies. The recoverable amount of the cash-generating unit is determined by calculating the value in use. This calculation requires certain judgments and assumptions to be made, see Note 16 Intangible Assets and Impairment Testing. As of December 31, 2020, the Group’s goodwill amounted to SEK 47,252 and other intangible assets amounted to SEK 414,115. The impairment testing showed no impairment.

Capitalization of intangible assets

The Group capitalizes expenditures for the development of pharmaceuticals to the extent that it is expected to meet the criteria in accordance with IAS 38 — Intangible Assets. The decision to capitalize is based on significant judgments made by management, including the technical feasibility of completing the intangible asset so that it will be available for use or sale and assumptions used to demonstrate that the asset will generate probable future economic benefits (e.g., projected cash flow projections, discount rate). The Group’s expenditures for the development of pharmaceuticals was not deemed to meet the capitalization criteria for the year ended December 31, 2020 and was thus expensed. Capitalization of expenditures for the development of pharmaceuticals typically takes place late in Phase 3 (the final stage of clinical trials where the product is given to large groups of people to confirm effectiveness) and subsequent to market approval, or alternatively in conjunction with the initiation of pivotal studies, depending on when the criteria are deemed to have been met. The reason for this is that before then it is uncertain whether the expenditure will generate future economic benefits and that financing the completion of the asset is not yet guaranteed. Market approval have not yet been obtained for any products and, accordingly, the conditions for capitalizing development expenditures are not met.

Loss Carryforwards

The Groups tax losses carried forward have not been recognized as deferred tax assets in the statement of financial position as of December 31, 2020, except for such circumstances where there are future temporary differences that such losses can be used to offset. Deferred tax assets will be recognized for unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized.

The Group has identified an uncertain tax position in relation to the ability to use tax loss carried forward in France due to transactions performed historically. The related tax losses carried forward has not been recognized as deferred tax assets in the consolidated statements of financial position.

Assumptions for The Valuation of Pension Benefits

The valuation of pension commitments and pension expenses is based on the actuarial assumptions specified in Note 27 Pension Liabilities.

Key Sources of Estimation Uncertainty

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.